Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	19,863
Proposed Maximum Offering Price per Unit	28.42
Maximum Aggregate Offering Price	$ 564,506.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 77.96
Offering Note	(1) Represents 19,863 additional shares of Common Stock reserved for issuance under the Assembly Biosciences, Inc. Amended and Restated 2014 Stock Incentive Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act) , this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price is calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low sale prices of the Registrant's common stock as reported by The Nasdaq Global Select Market on March 13, 2026.